General Government
Securities Money
Market Fund

SEMIANNUAL REPORT
May 31, 2000

(reg.tm)





The views expressed herein are current to the date of this report. These views and the composition of the fund's portfolio are subject to change at any time based on market and other conditions.

           * Not FDIC-Insured
           * Not Bank-Guaranteed
           * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the President

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                             8   Statement of Assets and Liabilities

                             9   Statement of Operations

                            10   Statement of Changes in Net Assets

                            11   Financial Highlights

                            13   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                  General Government Securities

                                                              Money Market Fund

LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for General Government Securities Money Market Fund, covering the six-month period from December 1, 1999 through May 31, 2000. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Bernard W. Kiernan, Jr.

When  the  reporting  period  began,  international  and domestic economies were growing at a very strong pace, giving rise to concerns that long-dormant inflationary pressures might reemerge. Consumers continued to spend heavily, unemployment levels reached new lows and the stock market, while highly
volatile,    continued    to    climb.

Because robust economic growth may trigger unwanted inflationary pressures, the Federal Reserve Board raised short-term interest rates three times during the reporting period. In total, the Federal Reserve Board has raised short-term interest rates by 1.75 percentage points since late June 1999. While these economic influences overall adversely affected long-term bonds, they positively
influenced    money    market    yields.

We appreciate your confidence over the past six months and we look forward to your continued participation in General Government Securities Money Market Fund.

Sincerely,
/s/Stephen E. Canter

Stephen E. Canter
President and Chief Investment Officer
The Dreyfus Corporation
June 15, 2000

2


DISCUSSION OF FUND PERFORMANCE

Bernard W. Kiernan, Jr., Portfolio Manager

How did General Government Securities Money Market Fund perform during the period?

For the six-month period ended May 31, 2000, the fund produced an annualized yield of 5.00% for Class A shares and 4.76% for Class B shares. When taking into account the effect of compounding, the fund produced an annualized effective yield of 5.12% for Class A shares and 4.87% for Class B shares.(1)

What is the fund's investment approach?

The fund seeks a high level of current income as consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements in respect of these securities.

What factors influenced the fund's performance?

When the reporting period began, the Federal Reserve Board (the "Fed") opted to avoid taking any actions at its December meeting in an apparent attempt to quiet market concerns of potential Y2K disruptions. In addition, the Fed added liquidity to the banking system over year-end, leading to temporary fluctuations in short-term interest rates. Despite this short-lived volatility, very few significant Y2K problems were reported. With such concerns behind them, the Fed -- and the market -- turned their attention back to the central question: Would strong economic growth ignite inflation?

After the start of the new year, economic data showed that GDP growth in the fourth quarter of 1999 had quickened to a stunning 7.3%. The Fed grew concerned that economic growth was accelerating past a limit that could be sustained
without    triggering    destructive
                                                                      The Fund 3


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

levels of inflation. As a result, the Fed raised interest rates for the fourth time in this cycle of tightening by 0.25 percentage points in early February and a fifth time in March by 0.25 percentage points.

First quarter 2000 figures showed GDP growth at a less torrid but still strong 5.4%. Continuing indications that prices were moving higher added to the money market's concerns and greater than expected domestic demand for goods and services continued. Events overseas have also impacted the domestic economy. Following the Asian economic crisis of 1998, demand outside the U.S. weakened, enabling the U.S. economy to grow at an unusually fast pace without setting off inflation. As overseas economies recovered, demand for raw materials picked up as well, putting upward pressure on prices.

In the face of gradual and relatively mild interest-rate hikes, consumer confidence and consumer demand showed few signs of abating. Home and auto sales continued at record paces into the second quarter of 2000. The tightest labor market the U.S. has seen in the past 30 years added the threat of wage-driven inflationary pressure. Such factors led the Fed to its largest interest-rate hike in the current cycle of credit tightening: a 0.50 percentage-point increase at its May 16th meeting.

There are signs that the Fed's series of interest-rate hikes has begun to slow the economy. Retail sales declined in both April and May, housing starts have slowed dramatically and inflation figures have been lower than market expectations. But economic signals remained contradictory. Market participants seemed to believe that not enough evidence about the economy's direction will be in place by the Fed' s June 28th meeting to warrant further tightening. More market data will be available as the August meeting approaches and that in turn may influence future changes in the Fed's monetary policy.

4

What is the fund's current strategy?

In anticipation of rising interest rates throughout the six-month reporting period, the fund adopted a somewhat defensive strategy. Most significantly, we reduced the fund' s average maturity in order to increase our flexibility. Shorter maturities were designed to help the fund take advantage of any potential opportunities from any additional interest-rate increases, as well as to protect the fund from potential volatility.

As of May 31, 2000, the fund's average maturity remained relatively short. We will continue to monitor the situation, including the economy and changes in the Fed' s monetary policy, and we will look to take what we believe are appropriate actions in response with respect to the fund's portfolio, including its average portfolio maturity.

June 15, 2000

(1) ANNUALIZED EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR THE U.S. GOVERNMENT. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. YIELDS PROVIDED FOR THE FUND'S CLASS B SHARES REFLECT THE ABSORPTION OF FUND EXPENSES BY THE DREYFUS CORPORATION PURSUANT TO AN UNDERTAKING IN EFFECT THAT MAY BE EXTENDED, TERMINATED OR MODIFIED AT ANY TIME. HAD THESE EXPENSES NOT BEEN ABSORBED, THE FUND'S CLASS B SHARES' YIELDS WOULD HAVE BEEN LOWER. WITHOUT THE FUND'S EXPENSE ABSORPTION, THE FUND'S CLASS B SHARES WOULD HAVE PRODUCED AN ANNUALIZED NET YIELD OF 4.73% AND AN ANNUALIZED EFFECTIVE NET YIELD OF 4.84%.

                                                             The Fund 5

STATEMENT OF INVESTMENTS


STATEMENT OF INVESTMENTS

May 31, 2000 (Unaudited)

                                                                                Annualized
                                                                                  Yield on
                                                                                   Date of       Principal
U.S. GOVERNMENT AGENCIES--103.9%                                               Purchase (%)      Amount ($)           Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Federal Home Loan Banks, Discount Notes

   6/1/2000                                                                      6.30            77,000,000           77,000,000

   6/23/2000                                                                     6.36            56,352,000           56,133,840

   7/13/2000                                                                     5.50            40,000,000           39,996,603

   7/19/2000                                                                     6.20            25,000,000           24,972,387

   7/28/2000                                                                     5.70            25,000,000           24,786,646

   12/1/2000                                                                     5.86            47,400,000           47,373,693

   1/18/2001                                                                     6.35            25,000,000           24,991,590

Federal Home Loan Banks, Floating Rate Notes

   6/21/2000                                                                     6.60  (a)      100,000,000           99,997,856

   8/11/2000                                                                     6.57  (a)      100,000,000          100,000,000

   10/5/2000                                                                     6.62  (a)       50,000,000           50,000,000

   3/29/2001                                                                     6.52  (a)       50,000,000           49,991,972

   4/6/2001                                                                      6.51  (a)       75,000,000           74,987,638

Federal Home Loan Mortgage Corporation,
   Discount Notes

   6/8/2000                                                                      5.96            25,000,000           24,971,465

   6/13/2000                                                                     5.42            25,000,000           24,957,167

Federal National Mortgage Association,
   Discount Notes

   6/15/2000                                                                     6.04           100,000,000           99,768,612

   8/17/2000                                                                     5.77            20,000,000           19,766,433

   9/21/2000                                                                     6.23           150,000,000          147,179,777

Federal National Mortgage Association,
   Floating Rate Notes

   8/9/2000                                                                      6.67  (a)      100,000,000           99,990,574

   6/7/2001                                                                      6.57  (a)       50,000,000           49,958,545

   11/5/2001                                                                     6.55  (a)      100,000,000           99,958,789

Student Loan Marketing Association,
   Discount Notes

   6/29/2000                                                                     6.36            37,689,000           37,503,738

Student Loan Marketing Association, Notes

   11/1/2000                                                                     5.75             8,654,000            8,657,810

TOTAL U.S. GOVERNMENT AGENCIES
   (cost $1,282,945,135)                                                                                           1,282,945,135


6
                                                                          Annualized
                                                                            Yield on
                                                                             Date of             Principal
REPURCHASE AGREEMENTS--.4%                                               Purchase (%)            Amount ($)            Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Barclays Capital Corp.

  dated 5/31/2000, due 6/1/2000 in the amount

  of $4,654,776 (fully collateralized by

  $4,670,000 U.S. Treasury Notes, 5.375%,

   due 7/31/2000, value $4,750,791)                                              5.65             4,654,000           4,654,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $1,287,599,135)                                                               104.3%      1,287,599,135

LIABILITIES, LESS CASH AND RECEIVABLES                                                                 (4.3%)       (52,790,889)

NET ASSETS                                                                                            100.0%      1,234,808,246

(A) THE INTEREST RATE, WHICH WILL CHANGE PERIODICALLY, IS BASED ON THE BANK'S PRIME RATE.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund 7


STATEMENT OF ASSETS AND LIABILITIES

May 31, 2000 (Unaudited)

                                                                                                       Cost                  Value
------------------------------------------------------------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
   Investments--Note 1(b)                                                                      1,287,599,135          1,287,599,135

Interest receivable                                                                                                       7,644,856

Prepaid expenses and other assets                                                                                            77,983

                                                                                                                      1,295,321,974
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                                                                               877,938

Cash overdraft due to Custodian                                                                                           9,635,828

Payable for investment securities purchased                                                                              49,958,545

Accrued expenses                                                                                                             41,417

                                                                                                                         60,513,728
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($)                                                                                                         1,234,808,24
------------------------------------------------------------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                                                                        1,235,011,86

Accumulated net realized gain (loss) on investments                                                                        (203,616)
------------------------------------------------------------------------------------------------------------------------------------


NET ASSETS ($)                                                                                                         1,234,808,24


NET ASSET VALUE PER SHARE

                                                         Class A      Class B
--------------------------------------------------------------------------------

Net Assets ($)                                        597,141,765  637,666,481

Shares Outstanding                                    597,293,340  637,718,524
--------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ($)                                1.00        1.00

SEE NOTES TO FINANCIAL STATEMENTS.

8

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2000 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                     37,524,405

EXPENSES:

Management fee--Note 2(a)                                            3,248,165

Distribution fees--Note 2(b)                                         1,299,266

Shareholder servicing costs--Note 2(c)                               1,112,352

Registration fees                                                       69,491

Custodian fees                                                          53,563

Professional fees                                                       25,455

Directors' fees and expenses--Note 2(d)                                 19,289

Prospectus and shareholders' reports                                    12,866

Miscellaneous                                                            6,899

TOTAL EXPENSES                                                       5,847,346

Less--reduction in Management fee
  due to undertaking--Note 2(a)                                       (107,807)

NET EXPENSES                                                         5,739,539

INVESTMENT INCOME--NET                                              31,784,866
--------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 1(B) ($)                 (19,382)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                31,765,484

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund 9


STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended
                                             May 31, 2000         Year Ended
                                              (Unaudited)  November 30, 1999
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                         31,784,866           51,765,557

Net realized gain (loss) on investments           (19,382)             (17,123)

NET INCREASE (DECREASE) IN NET ASSETS

   RESULTING FROM OPERATIONS                   31,765,484           51,748,434
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

Class A Shares                               (15,771,484)         (24,572,923)

Class B Shares                               (16,013,382)         (27,192,634)

TOTAL DIVIDENDS                              (31,784,866)         (51,765,557)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold:

Class A Shares                              3,167,893,020        4,892,448,521

Class B Shares                              1,036,703,057        1,874,341,394

Dividends reinvested:

Class A Shares                                 15,455,516           24,329,688

Class B Shares                                 15,246,644           26,105,216

Cost of shares redeemed:

Class A Shares                             (3,196,708,374)      (4,846,137,806)

Class B Shares                             (1,073,458,533)      (1,887,236,183)

INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL STOCK TRANSACTIONS                 (34,868,670)          83,850,830

TOTAL INCREASE (DECREASE) IN NET ASSETS       (34,888,052)          83,833,707
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                         1,269,696,298        1,185,862,591

END OF PERIOD                               1,234,808,246        1,269,696,298

SEE NOTES TO FINANCIAL STATEMENTS.

10

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.


                                            Six Months         Year Ended             Ten Months               Year Ended
                                                 Ended         November 30,              Ended                 January 31,
                                          May 31, 2000       ________________         November 30,       ______________________
CLASS A SHARES                             (Unaudited)        1999      1998             1997(a)           1997     1996    1995
------------------------------------------------------------------------------------------------------------------------------------

Per Share Data ($):

Net asset value,
   beginning of period                         1.00           1.00      1.00              1.00             1.00     1.00    1.00

Investment Operations:

Investment income--net                          .025           .043      .048              .040             .047     .052    .038

Distributions:

Dividends from investment
   income--net                                 (.025)         (.043)    (.048)            (.040)           (.047)   (.052)  (.038)

Net asset value, end of
   period                                      1.00           1.00      1.00              1.00             1.00     1.00     1.00
------------------------------------------------------------------------------------------------------------------------------------

Total Return (%)                               5.05(b)        4.42      4.88              4.84(b)          4.75     5.35     3.90
------------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental
   Data (%):

Ratio of expenses to
   average net assets                           .76(b)         .76       .77               .82(b)           .82      .84      .83

Ratio of net investment
   income to average
   net assets                                   5.01(b)       4.35      4.77              4.78(b)          4.65     5.22     3.82
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                               597,142       610,511   539,878           510,289          519,861  530,054  513,345

(A) THE FUND CHANGED ITS FISCAL YEAR END FROM JANUARY 31 TO NOVEMBER 30.

(B) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund 11



FINANCIAL HIGHLIGHTS (CONTINUED)

                                              Six Months          Year Ended            Ten Months           Year Ended
                                                   Ended         November 30,             Ended              January 31,
                                            May 31, 2000       ________________        November 30,      __________________
CLASS B SHARES                               (Unaudited)       1999        1998          1997(a)         1997       1996(b)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                           1.00         1.00         1.00           1.00           1.00          1.00

Investment Operations:

Investment income--net                            .024         .041         .046           .038           .045          .042

Distributions:

Dividends from investment
   income--net                                   (.024)       (.041)       (.046)         (.038)         (.045)        (.042)

Net asset value, end of
   period                                         1.00         1.00         1.00           1.00           1.00          1.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                  4.81(c)      4.17         4.66           4.69(c)        4.58          5.04(c)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL
   DATA (%):

Ratio of expenses to
   average net assets                            1.00(c)       1.00          .97           1.00(c)        1.00          1.00(c)

Ratio of net investment
   income to average
   net assets                                    4.76(c)       4.09         4.55           4.60(c)        4.48          5.01(c)

Decrease reflected in above
   expense ratios due to
   undertakings by
   The Dreyfus Corporation                        .03(c)        .03          .05            .05(c)         .08           .10(c)
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                 637,666      659,185      645,984        364,845         90,175            58

(A) THE FUND CHANGED ITS FISCAL YEAR END FROM JANUARY 31 TO NOVEMBER 30.

(B) FROM MARCH 31, 1995 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1996.

(C) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

12

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

General Government Securities Money Market Fund (the "fund") is a separate diversified series of General Government Securities Money Market Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company, currently offering two series, including the fund. The fund' s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the "Manager") serves as the fund' s investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation.

Effective March 22, 2000, Dreyfus Service Corporation ("DSC"), a wholly-owned subsidiary of the Manager, became the distributor of the fund's shares. Prior to March 22, 2000, Premier Mutual Fund Services, Inc. was the distributor, which are sold to the public without a sales charge. The fund is authorized to issue 16 billion shares of $.001 par value Common Stock. The fund currently offers two classes of shares: Class A (15 billion shares authorized) and Class B (1 billion shares authorized) . Class A shares and Class B shares are identical except for the services offered to and the expenses borne by each class and certain voting rights. Class A shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act, Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and, in addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer, financial institution or other industry professional) at an annual rate of .05% of the value of the average daily net assets of Class B shares.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on pro rata basis.

                                                             The Fund 13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(A) PORTFOLIO VALUATION: Investments in securities are valued at amortized cost, which has been determined by the fund's Board of Directors to represent the fair value of the fund's investments.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income is recognized on the accrual basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the fund receives net earnings credits
based    on    available    cash    balances    left    on    deposit.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the fund' s Manager, subject to the seller's agreement to repurchase and the fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

14

(C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(D) FEDERAL INCOME TAXES: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

The fund has an unused capital loss carryover of approximately $189,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to November 30, 1999. If not applied, $19,000 of the carryover expires in fiscal 2003, $63,000 expires in fiscal 2004, $90,000 expires in fiscal 2005 and $17,000 expires in fiscal 2007.

At May 31, 2000, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2--Management Fee and Other Transactions  With Affiliates:

(A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the fund' s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1 1/2% of the value of the fund's average net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear such
                                                                     The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

excess expense. The Manager had undertaken through May 31, 2000 to reduce the management fee paid by the fund, to the extent that the fund's aggregate annual expenses (exclusive of certain expenses as described above) exceeded an annual rate of 1% of the value of the fund's average daily net assets of Class B shares. The reduction in management fee, pursuant to the undertaking amounted to $107,807 during the period ended May 31, 2000.

(B) Under the Service Plan with respect to Class A shares (the "Plan"), adopted pursuant to Rule 12b-1 under the Act, Class A shares directly bear the costs of preparing, printing and distributing prospectuses and statements of additional information and implementing and of operating the Plan. In addition, Class A shares pay the distributor for distributing their shares and servicing shareholder accounts (" Servicing" ) and advertising and marketing relating to Class A shares at an aggregate annual rate of up to .20 of 1% of the value of the average daily net assets of Class A. The distributor may pay one or more Service Agents a fee in respect of Class A shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. The schedule of such fees and the basis upon which such fees will be paid shall be determined from time to time by the fund's Board of Directors. If a holder of Class A shares ceases to be a client of a Service Agent, but continues to hold Class A shares, the Manager will be permitted to act as a Service Agent in respect of such fund shareholders and receive payments under the Service Plan for Servicing. The fees payable for Servicing are payable without regard to actual expenses incurred. During the period ended May 31, 2000, Class A shares were charged $628,017 pursuant to the Plan of which $320,494 was paid to DSC.

     Under the Distribution Plan with respect to Class B shares ("Class B Distribution Plan"), adopted pursuant to Rule 12b-1 under the Act, Class B
shares  directly  bear  the  costs  of  preparing,   printing  and  distributing
prospectuses and statements of additional information and of implementing and operating the Class B Distribution Plan. In addition, Class B shares pay the distributor for distributing Class B shares at an aggregate annual rate of up to
 .20 of 1% of the value of the average daily net assets of Class B. During the period ended May 31, 2000, Class B shares were charged $671,249 pursuant to the Class B Distribution Plan, of which $94,915 was paid to DSC.

16

(C) Under the fund's Shareholder Services Plan with respect to Class A ("Class A Shareholder Services Plan"), Class A shares pay DSC an amount not to exceed an annual rate of .25 of 1% of the value of the fund's average daily net assets of Class A for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2000, Class A shares were charged $59,154 pursuant to the Class A Shareholder Services Plan.

Under the fund's Shareholder Services Plan with respect to Class B ("Class B Shareholder Services Plan"), Class B shares pay the distributor for the provision of certain services to the holders of Class B shares a fee at an annual rate of .25 of 1% of the value of the average daily net assets of Class
B. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The distributor may make payments to Service Agents in respect of these services. The distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2000, Class B shares were charged $1,006,874 pursuant to the Class B Shareholder Services Plan, of which $55,027 was paid to DSC.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement, for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2000, the fund was charged $25,830, pursuant to the transfer agency agreement.

                                                             The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

(D) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Effective April 13, 2000, each Board member who is not an "affiliated person" as defined in the Act receives an annual fee of $50,000 and an attendance fee of $6,500 for each meeting attended in person and $500 for telephone meetings. These fees are allocated among the funds in the Fund Group. The Chairman of the Board receives an additional 25% of such compensation. Prior to April 13, 2000, each Board member who was not an "affiliated person" as defined in the Act received from the fund an annual fee of $2,500 and an attendance fee of $500 per meeting. The Chairman of the Board received an additional 25% of such compensation. Subject to the fund's Director Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the fund's annual retainer fee and per meeting fee paid at the time the Board member achieved emeritus status.

18

NOTES

                                                           For More Information

                        General Government Securities Money Market Fund 200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        The Bank of New York
                        100 Church Street
                        New York, NY 10286

                        Transfer Agent &
                        Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        P.O. Box 9671
                        Providence, RI 02940

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166


To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request
to info@dreyfus.com

ON THE INTERNET  Information can be viewed online or downloaded from:

http://www.dreyfus.com

(c) 2000 Dreyfus Service Corporation                                   975SA005



================================================================================

General
Treasury Prime
Money Market Fund

SEMIANNUAL REPORT
May 31, 2000

(reg.tm)





The views expressed herein are current to the date of this report. These views and the composition of the fund's portfolio are subject to change at any time based on market and other conditions.

           * Not FDIC-Insured
           * Not Bank-Guaranteed
           * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the President

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                             7   Statement of Assets and Liabilities

                             8   Statement of Operations

                             9   Statement of Changes in Net Assets

                            10   Financial Highlights

                            13   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                         General Treasury Prime

                                                              Money Market Fund

LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for General Treasury Prime Money Market Fund, covering the six-month period from December 1, 1999 through May 31, 2000. Inside you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Bernard W. Kiernan, Jr.

When  the  reporting  period  began,  international  and domestic economies were growing at a very strong pace, giving rise to concerns that long-dormant inflationary pressures might reemerge. Consumers continued to spend heavily, unemployment levels reached new lows and the stock market, while highly
volatile,    continued    to    climb.

Because robust economic growth may trigger unwanted inflationary pressures, the Federal Reserve Board raised short-term interest rates three times during the reporting period. In total, the Federal Reserve Board has raised short-term interest rates by 1.75 percentage points since late June 1999. While these economic influences overall adversely affected long-term bonds, they positively
influenced    money    market    yields.

We appreciate your confidence over the past six months and we look forward to your continued participation in General Treasury Prime Money Market Fund.

Sincerely,
/s/Stephen E. Canter

Stephen E. Canter
President and Chief Investment Officer
The Dreyfus Corporation
June 15, 2000

2


DISCUSSION OF FUND PERFORMANCE

Bernard W. Kiernan, Jr., Portfolio Manager

How did General Treasury Prime Money Market Fund perform during the period?

For the six-month period ended May 31, 2000, the fund produced an annualized yield of 4.79% for Class A shares, 4.58% for Class B shares and 4.53% for Class X shares. Taking into account the effect of compounding, the fund created an annualized effective yield of 4.89% for Class A shares, 4.68% for Class B shares
and    4.62%    for    Class    X    shares.(1)

What is the fund's investment approach?

The fund seeks a high level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. Government.

What factors influenced the fund's performance?

When the reporting period began, the Federal Reserve Board (the "Fed") opted to avoid taking any actions at its December meeting in an apparent attempt to quiet market concerns of potential Y2K disruptions. In addition, the Fed added liquidity to the banking system over year-end, leading to temporary fluctuations in short-term interest rates. Despite this short-lived volatility, very few significant Y2K problems were reported. With such concerns behind them, the Fed -- and the market -- turned their attention back to the central question: Would strong economic growth ignite inflation?

After the start of the new year, economic data showed that GDP growth in the fourth quarter of 1999 had quickened to a stunning 7.3%. The Fed grew concerned that economic growth was accelerating past a limit that could be sustained without triggering destructive levels of inflation. As a result, the Fed raised interest rates for the fourth time in this cycle of tightening by 0.25 percentage points in early February and a fifth time in March by 0.25 percentage points.

                                                             The Fund 3


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

First quarter 2000 figures showed GDP growth at a less torrid but still strong 5.4%. Continuing indications that prices were moving higher added to the money market's concerns and greater than expected domestic demand for goods and services continued. Events overseas have also impacted the domestic economy. Following the Asian economic crisis of 1998, demand outside the U.S. weakened, enabling the U.S. economy to grow at an unusually fast pace without setting off inflation. As overseas economies recovered, demand for raw materials picked up as well, putting upward pressure on prices.

In the face of gradual and relatively mild interest-rate hikes, consumer confidence and consumer demand showed few signs of abating. Home and auto sales continued at record paces into the second quarter of 2000. The tightest labor market the U.S. has seen in the past 30 years added the threat of wage-driven inflationary pressure. Such factors led the Fed to its largest rate hike in the current cycle of credit tightening: a 0.50 percentage-point increase at its May 16th meeting.

There are signs that the Fed's series of interest-rate hikes has begun to slow the economy. Retail sales declined in both April and May, housing starts have slowed dramatically and inflation figures have been lower than market expectations. But economic signals remained contradictory. Market participants seemed to believe that not enough evidence about the economy's direction will be in place by the Fed's June 28th meeting to warrant further rate tightening. More market data will be available as the August meeting approaches and that in turn may influence future changes in the Fed's monetary policy.

What is the fund's current strategy?

In anticipation of rising interest rates throughout the six-month reporting period, the fund adopted a somewhat defensive strategy. Most significantly, we reduced the fund' s average maturity in order to increase our flexibility. Shorter maturities were designed to help the fund take advantage of any potential opportunities from any additional interest-rate increases, as well as to protect the fund from potential volatility.

4

As of May 31, 2000, the fund's average maturity remained relatively short. We will continue to monitor the situation, including the economy and changes in the Fed' s monetary policy, and we will look to take what we believe are appropriate actions in response with respect to the fund's portfolio, including its average portfolio maturity.

June 15, 2000

(1) ANNUALIZED EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR THE U.S. GOVERNMENT. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. YIELD FIGURES PROVIDED REFLECT THE ABSORPTION OF FUND EXPENSES BY THE DREYFUS CORPORATION PURSUANT TO AN UNDERTAKING IN EFFECT THAT MAY BE EXTENDED, TERMINATED OR MODIFIED AT ANY TIME. THE ANNUALIZED YIELD AND THE ANNUALIZED EFFECTIVE YIELD WERE DUE EXCLUSIVELY TO THE APPLICATION OF THIS EXPENSE ABSORPTION.

                                                             The Fund 5

STATEMENT OF INVESTMENTS

May 31, 2000 (Unaudited)

STATEMENT OF INVESTMENTS

                                                     Principal
U.S. TREASURY BILLS--107.9%                         Amount ($)       Value ($)
--------------------------------------------------------------------------------

   5.53%, 6/22/2000                                  134,000          133,573

   5.70%, 6/29/2000                                   25,000           24,890

   5.66%, 7/6/2000                                   212,000          210,843

   5.61%, 7/13/2000                                  104,000          103,327

   5.65%, 7/20/2000                                   80,000           79,393

   5.82%, 8/3/2000                                    12,000           11,880

   6.05%, 8/10/2000                                   55,000           54,362

   6.07%, 8/17/2000                                   30,000           29,616
--------------------------------------------------------------------------------

TOTAL INVESTMENTS

   (cost $647,884)                                     107.9%         647,884

LIABILITIES, LESS CASH AND RECEIVABLES                  (7.9%)        (47,375)

NET ASSETS                                             100.0%         600,509

SEE NOTES TO FINANCIAL STATEMENTS.

6

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2000 (Unaudited)

                                                             Cost       Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of Investments   647,884      647,884

Prepaid expenses                                                        43,750

                                                                       691,634
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                            1,863

Cash overdraft due to Custodian                                             67

Accrued expenses and other liabilities                                  89,195

                                                                        91,125
--------------------------------------------------------------------------------

NET ASSETS ($)                                                         600,509
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                        600,324

Accumulated net realized gain (loss) on investments                        185
--------------------------------------------------------------------------------

NET ASSETS ($)                                                         600,509


NET ASSET VALUE PER SHARE

                                                                              Class A  Class B       Class X
-----------------------------------------------------------------------------------------------------------------

Net Assets ($)                                                                  1,001  598,508         1,000

Shares Outstanding                                                              1,001  598,323         1,000
-----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ($)                                                    1.00     1.00          1.00

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund 7


STATEMENT OF OPERATIONS

From December 1, 1999 (commencement of operations) to

May 31, 2000 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                         13,018

EXPENSES:

Management fee--Note 2(a)                                                1,145

Registration fees                                                       31,408

Auditing fees                                                           12,842

Prospectus and shareholders' reports                                     2,205

Shareholder servicing costs--Note 2(c)                                     683

Distribution fees--Note 2(b)                                               463

Custodian fees                                                             184

Directors' fees and expenses--Note 2(d)                                     57

Legal fees                                                                  12

Miscellaneous                                                              801

TOTAL EXPENSES                                                          49,800

Less--expense reimbursement from The Dreyfus Corporation
   due to undertaking--Note 2(a)                                       (47,541)

NET EXPENSES                                                             2,259

INVESTMENT INCOME--NET                                                  10,759
--------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 1(B) ($):                    185

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    10,944

SEE NOTES TO FINANCIAL STATEMENTS.

8

STATEMENT OF CHANGES IN NET ASSETS

From December 1, 1999 (commencement of operations) to

May 31, 2000 (Unaudited)

--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                                                  10,759

Net realized gain (loss) on investments                                    185

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS         10,944
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

Class A shares                                                           (924)

Class B shares                                                         (9,397)

Class X shares                                                           (438)

TOTAL DIVIDENDS                                                       (10,759)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold:

Class A shares                                                          41,000

Class B shares                                                       2,258,503

Class X shares                                                          20,978

Dividends reinvested:

Class A shares                                                             781

Class B shares                                                           9,259

Class X shares                                                             391

Cost of shares redeemed:

Class A shares                                                         (40,780)

Class B shares                                                      (1,669,439)

Class X shares                                                         (20,369)

INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL STOCK TRANSACTIONS      600,324

TOTAL INCREASE (DECREASE) IN NET ASSETS                                600,509
--------------------------------------------------------------------------------

NET ASSETS:

Beginning of Period                                                         --

END OF PERIOD                                                          600,509

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund 9


FINANCIAL HIGHLIGHTS (Unaudited)

The following tables describe the performance for each share class for the period from December 1, 1999 (commencement of operations) to May 31, 2000. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.

CLASS A SHARES
--------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                                   1.00

Investment Operations:

Investment income--net                                                 .024

Distributions:

Dividends from investment income--net                                 (.024)

Net asset value, end of period                                         1.00
--------------------------------------------------------------------------------

TOTAL RETURN (%)                                                       4.83(a)
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                                 .80(a)

Ratio of net investment income

  to average net assets                                                4.75(a)

Decrease reflected in above expense ratio

  due to undertakings by The Dreyfus Corporation                      20.90(a)
--------------------------------------------------------------------------------

Net Assets, end of period ($ X 1,000)                                     1

(A)  ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

10

CLASS B SHARES
--------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                                   1.00

Investment Operations:

Investment income--net                                                 .023

Distributions:

Dividends from investment income--net                                 (.023)

Net asset value, end of period                                         1.00
--------------------------------------------------------------------------------

TOTAL RETURN (%)                                                       4.63(a)
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                                1.00(a)

Ratio of net investment income

  to average net assets                                                4.69(a)

Decrease reflected in above expense ratio

  due to undertakings by The Dreyfus Corporation                      20.66(a)
--------------------------------------------------------------------------------

Net Assets, end of period ($ X 1,000)                                   599

(A)  ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund 11

FINANCIAL HIGHLIGHTS (continued)

CLASS X SHARES
--------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                                   1.00

Investment Operations:

Investment income--net                                                 .023

Distributions:

Dividends from investment income--net                                 (.023)

Net asset value, end of period                                         1.00
--------------------------------------------------------------------------------

TOTAL RETURN (%)                                                       4.57(a)
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                                1.05(a)

Ratio of net investment income

  to average net assets                                                4.49(a)

Decrease reflected in above expense ratio

  due to undertakings by The Dreyfus Corporation                      20.84(a)
--------------------------------------------------------------------------------

Net Assets, end of period ($ X 1,000)                                     1

(A)  ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

12

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

General Treasury Prime Money Market Fund (the "fund") is a separate diversified series of General Government Securities Money Market Funds, Inc.(the "Company"), which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company, currently offering two series, including the fund. The fund' s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the "Manager" ) serves as the fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation.

Effective March 22, 2000, Dreyfus Service Corporation ("DSC"), a wholly-owned subsidiary of the Manager, became the distributor of the fund's shares, which are sold to the public without a sales charge. Prior to March 22, 2000, Premier Mutual Fund Services, Inc. was the distributor. The fund is authorized to issue 3 billion shares of $.001 par value Common Stock. The fund currently offers three classes of shares: Class A (1 billion shares authorized), Class B (1 billion shares authorized) and Class X (1 billion shares authorized). Class A, Class B and Class X shares are identical except for the services offered to and the expenses borne by each class and certain voting rights. Class A shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act, Class B and Class X shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class X shares are subject to Shareholder Services Plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer financial institution or other industry professional) at an annual rate of .05% of the value of the average daily net assets of Class B shares. The funds fiscal year end is November 30, 2000.

                                                             The Fund 13

NOTES TO FINANCIAL STATEMENTS (Unaudited)

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on pro rata basis.

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost, which has been determined by the fund's Board of Directors to represent the fair value of the fund's investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income is recognized on the accrual basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the fund received net earnings credits of $99 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day; such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain.

14

(d) Federal income taxes: It is the policy of the fund to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

At May 31, 2000, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2--Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the fund' s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1 1/2% of the value of the fund's average net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear such excess expense. The Manager had undertaken through May 31, 2000 to reduce the management fee paid by the fund, to the extent that the fund's aggregate annual expenses (exclusive of certain expenses as described above) exceeded an annual rate of .80 of 1% for Class A, 1% for Class B and 1.05% for Class X shares of the value of the find' s average daily net assets. The expense reimbursement pursuant to the undertaking, amounted to $4,074 for Class A, $41,436 for Class B and $2,031 for Class X shares, during the period ended May 31, 2000.

(b) Under the Service Plan with respect to Class A shares (the "Plan"), adopted pursuant to Rule 12b-1 under the Act, Class A shares directly bear the cost of preparing, printing and distributing prospectuses and statements of additional information and implementing and operating the Plan. In addition, Class A shares
pay    the    distributor    for    distributing
                                                                     The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

their shares and servicing shareholder accounts ("Servicing") and advertising and marketing relating to Class A shares at an aggregate annual rate of up to
 .20 of 1% of the value of the average daily net assets of Class A. The distributor may pay one or more Service Agents a fee in respect of Class A shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. The schedule of such fees and the basis upon which such fees will be paid shall be determined from time to time by the fund's Board of Directors. If a holder of Class A shares ceases to be a client of a Service Agent, but continues to hold
Class A shares, the Manager will be permitted to act as a Service Agent in respect of such fund shareholders and receive payments under the Service Plan for Servicing. The fees payable for Servicing are payable without regard to actual expenses incurred. During the period ended May 31, 2000, Class A shares were charged $39 pursuant to the Plan, of which $19 was paid to DSC.

Under the Distribution Plan with respect to Class B shares and Class X shares ("Class B and Class X Distribution Plans"), adopted pursuant to Rule 12b-1 under the Act, Class B and Class X shares directly bear the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Class B and Class X Distribution Plans. In addition, Class B and Class X shares pay the distributor for payments made to third parties for distributing their shares at an aggregate annual rate of up to
 . 20% of 1% and .25% of 1%, respectively, of the value of the average daily net assets of Class B and Class X. During the period ended May 31, 2000, Class B and Class X shares were charged $400 and $24, respectively, pursuant to the Class B and Class X Distribution Plans, of which $275 and $12 were paid to DSC, respectively.

16

(c) Under the fund's Shareholder Services Plan with respect to Class A ("Class A Shareholder Services Plan"), Class A shares pay DSC an amount not to exceed an annual rate of .25 of 1% of the value of the fund's average daily net assets of Class A for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A shares and providing reports and other information, and services related to the maintenance of shareholder accounts. Under the fund' s Shareholder Services Plan with respect to Class B and Class X ("Class B and Class X Shareholder Services Plans"), Class B and Class X shares pay the distributor for the provision of certain services to the holders of Class B And Class X shares a fee at an annual rate of .25 of 1% of the value of the average daily net assets of Class B and Class X. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B and Class X shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The distributor may make payments to Service Agents in respect of these services. The distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2000, $600 and $24 , respectively, were charged pursuant to the Class B and Class X Shareholder Services Plans, of which $412 and $12, respectively, were paid to DSC.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2000, the fund was charged $84,325 pursuant to the transfer agency agreement.

                                                             The Fund 17

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Effective April 13, 2000, each Board member who is not an "affiliated person" as defined in the Act receives an annual fee of $50,000 and an attendance fee of $6,500 for each meeting attended in person and $500 for telephone meetings. These fees are allocated among the funds in the Fund Group. The Chairman of the Board receives an additional 25% of such compensation. Prior to April 13, 2000, each Board member who was not an "affiliated person" as defined in the Act received from the fund an annual fee of $2,500 and an attendance fee of $500 per meeting. The Chairman of the Board received an additional 25% of such compensation. Subject to the fund's Director Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the fund's annual retainer fee and per meeting fee paid at the time the Board member achieved emeritus status.

18

NOTES

                                                             The Fund 19



                                                           For More Information

                        General Treasury Prime Money Market Fund
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        Mellon Bank, N.A.
                        One Mellon Bank Center
                        Pittsburgh, PA 15258

                        Transfer Agent &
                        Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        P.O. Box 9671
                        Providence, RI 02940

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request
to info@dreyfus.com

ON THE INTERNET  Information can be viewed online or downloaded from:

http://www.dreyfus.com

(c) 2000 Dreyfus Service Corporation                                   387SA005